INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate			0.00%	3871.90%
Unrecognized tax benefits			$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		$ 0
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	25.00%		25.00%
Foreign Tax Authority [Member] | Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward			$ 4,139,357